Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2010
Prospectus

The following information replaces the information found in the "Portfolio Turnover" section of the "Fund Summary" section on page 3.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

The following information replaces the information found in the "Portfolio Turnover" section of the "Fund Summary" section on page 6.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

The following information replaces the information found in the "Portfolio Turnover" section of the "Fund Summary" section on page 9.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

The following information replaces the information found in the "Portfolio Turnover" section of the "Fund Summary" section on page 12.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

The following information replaces the information found in the "Portfolio Turnover" section of the "Fund Summary" section on page 15.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

The following information replaces the information found in the "Portfolio Turnover" section of the "Fund Summary" section on page 18.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 98% of the average value of its portfolio.

GEI-10-02  November 12, 2010
1.857348.106

Supplement to the

Fidelity® International Enhanced Index Fund (FIENX), Fidelity Large Cap Core Enhanced Index Fund (FLCEX), Fidelity Large Cap Growth Enhanced Index Fund (FLGEX), Fidelity Large Cap Value Enhanced Index Fund (FLVEX), Fidelity Mid Cap Enhanced Index Fund (FMEIX), and Fidelity Small Cap Enhanced Index Fund (FCPEX)

Funds of Fidelity Commonwealth Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

The following information replaces the similar information found in the "Portfolio Transactions" section on page 19.

For the fiscal periods ended February 28, 2010 and 2009, the portfolio turnover rates for each fund are presented in the table below.

Turnover Rates	2010	2009
Fidelity International Enhanced Index Fund	22%	42%
Fidelity Large Cap Core Enhanced Index Fund	60%	45%
Fidelity Large Cap Growth Enhanced Index Fund	35%	58%
Fidelity Large Cap Value Enhanced Index Fund	89%	72%
Fidelity Mid Cap Enhanced Index Fund	80%	58%
Fidelity Small Cap Enhanced Index Fund	98%	36%
GEIB-10-03  November 12, 2010
1.893855.103